PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

        Property, plant and equipment, net consist of the following:

	At December 31, 2010	At December 31, 2011
	$	$
Buildings	67,962,404	150,147,460
Leasehold improvements	3,293,248	2,742,305
Machinery	213,220,584	413,079,111
Furniture, fixtures and equipment	14,086,113	26,397,638
Motor vehicles	2,252,790	2,908,260

	300,815,139	595,274,774
Less: Accumulated depreciation	(64,257,989)	(122,078,346)

	236,557,150	473,196,428
Construction in process	93,902,828	36,873,008

Property, plant and equipment, net	330,459,978	510,069,436

        Depreciation expense of property, plant and equipment was $20,390,862, $30,946,035 and $55,104,656 for the years ended December 31, 2009, 2010 and 2011, respectively. Construction in process represents production facilities under construction.